Assumptions Used in Accounting for Gratuity Plan (Detail) - Gratuity		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]		8.60%	8.00%
Discount rate - net periodic benefit cost	[1]		8.60%	8.00%
Rate of increase in compensation levels of covered employees			8.00%	8.00%
Rate of return on plan assets			8.00%	8.00%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	6.80%
Discount rate - net periodic benefit cost	[1]	6.80%
Rate of increase in compensation levels of covered employees		5.00%
Rate of return on plan assets		7.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	8.10%
Discount rate - net periodic benefit cost	[1]	8.10%
Rate of increase in compensation levels of covered employees		12.00%
Rate of return on plan assets		7.60%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.